Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Recognition

The Company combines its revenue into the following categories:

March 31, 2023	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$55,291	$-	$1,065,015	$-	$1,120,306
Fee revenue	-	-	-	1,037,325	1,037,325
Services and other	224,484	1,008,276	-	-	1,232,760
Total	$279,775	$1,008,276	$1,065,015	$1,037,325	$3,390,391

March 31, 2022	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$61,522	$-	$911,063	$-	$972,585
Fee revenue	-	-	-	-	-
Services and other	-	923,750	-	-	923,750
Total	$61,522	$923,750	$911,063	$-	$1,896,335

During the year ended December 31, 2022, the Company combined its revenue into the following categories:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$353,200	$-	$2,493,685	$-	$2,493,685
Fee revenue	-	-	-	951,196	951,196
Services and other	62,250	3,427,698	-	-	3,843,148
Total	$415,450	$3,427,698	$2,493,685	$951,196	$7,288,029

During the twelve months ended December 31, 2021, the Company combined its revenue into the following categories:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services -International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$211,528	$-	$2,424,229	$-	$2,635,737
Services and other	-	-	-	-	-
Total	$211,528	$-	$2,424,229	$-	$2,635,757

Schedule of Revenue Recognized point in Time and over Time

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$224,485	$1,008,275	$-	$317,431	$1,550,191
Over time	55,291	-	1,065,015	719,894	1,840,200
Total	$279,776	$1,008,275	$1,065,015	$1,037,325	$3,390,391

For the three-months ended March 31, 2022

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$-	$923,750	$-	$-	$923,750
Over time	61,522	-	911,063	-	$972,585
Total	$61,522	$923,750	$911,063	$-	$1,896,335

For the year ended December 31, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$62,250	$3,427,698	$-	$808,418	$4,298,366
Over time	353,200	-	2,493,685	142,778	2,989,663
Total	$415,450	$3,427,698	$2,493,685	$951,196	$7,288,029

For the year ended December 31, 2021:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Over time	211,528	-	2,424,229	-	$2,635,757
Total	$211,528	$-	$2,424,229	$-	$2,635,757

Schedule of Contract Assets

The activity in the contract assets for the three-month ended March 31, 2023 is as follows:

Amount
Balance as of December 31, 2022	$219,116
Labor costs expensed	(309,168)
Labor costs deferred	317,364
Balance as of March 31, 2023	$227,312

The activity in the contract assets for the years ending December 31, 2022 and 2021 are as follows:

Amount
Balance as of December 31, 2021	$147,913
Labor costs expensed	(483,524)
Labor costs deferred	554,727
Balance as of December 31, 2022	$219,116

Schedule of Contract Assets and Liabilities
	March 31, 2023	December 31, 2022

Accounts receivable	$1,375,440	$776,530
Unbilled revenue	507,091	47,000
Contract assets	227,312	219,116
Contract liabilities	(7,729,639)	(2,166,451)

The Company’s assets and liabilities related to its contracts with customers were as follows:

Schedule of contract assets and liabilities

	2022	2021

Accounts receivable	$776,530	$793,795
Unbilled revenue (reported in accounts receivable)	47,000	162,760
Contract assets	219,116	147,913
Contract liabilities	(2,166,451)	(308,058)

Schedule of Contract Liabilities

The activity in the contract liabilities for the three month ending March 31, 2023 is as follows:

Amount
Balance as of December 31, 2022	$(2,166,451)
Revenue recognized or reclassified	1,046,604
Deferred revenue	(6,609,792)
Balance as of March 31, 2023	$(7,729,639)

The activity in the contract liabilities for the years ending December 31, 2022 and 2021 are as follows:

Amount
Balance as of December 31, 2021	$(308,058)
SportsHub acquired balance	(3,574,285)
Revenue recognized or reclassified	2,846,755
Deferred revenue	(1,130,863)
Balance as of December 31, 2022	$(2,166,451)